Schedule of investments
Delaware Tax–Free New Jersey Fund	September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.79%
Corporate Revenue Bond — 2.15%
New Jersey Tobacco Settlement Financing
(Subordinate) Series B 5.00% 6/1/46	500,000	$ 460,885
		460,885
Education Revenue Bonds — 12.40%
Camden County Improvement Authority
(Camden Prep High School Project) 144A 5.00% 7/15/62 #	400,000	347,500
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,018,880
Series D 5.00% 7/1/36	500,000	513,200

(Ramapo College) Series A 5.00% 7/1/35 (AGM)	750,000	778,860
		2,658,440
Electric Revenue Bonds — 0.64%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	138,150
		138,150
Healthcare Revenue Bonds — 7.42%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	750,000	775,590
(Valley Health System Obligated Group) 4.00% 7/1/44	250,000	214,935
(Virtual Health) Series C 2.31% 7/1/43 •	600,000	600,000
		1,590,525
Lease Revenue Bonds — 19.48%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,084,670
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,041,520
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	500,000	516,880
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Schedule of investments
Delaware Tax–Free New Jersey Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority
(Transit Transportation Project) Series A 4.00% 11/1/44	700,000	$ 594,678
New Jersey State Transportation Trust Fund Authority Revenue
4.00% 6/15/50	500,000	413,470
(Capital Appreciation-Transportation System)
Series A 2.48% 12/15/37 ^	470,000	210,363
Series A 3.114% 12/15/39 (BAM) ^	255,000	106,804

(Transportation Program) Series BB 4.00% 6/15/50	250,000	206,735
		4,175,120
Local General Obligation Bonds — 18.98%
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	966,570
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	978,140
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,000,000	926,410
Livingston Township School District
5.00% 7/15/37	750,000	775,897
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	420,951
		4,067,968
Pre-Refunded Bond — 4.30%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39-24 §	900,000	922,329
		922,329
Resource Recovery Revenue Bond — 0.96%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	206,090
		206,090
Special Tax Revenue Bonds — 21.54%
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	460,397
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	750,000	$ 767,933
Commonwealth of Puerto Rico
2.312% 11/1/51 •	857,530	315,142
Series C 2.964% 11/1/43 •	770,891	386,409
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,106,550
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	511,600
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 0.098% 7/1/46 ^	660,000	149,615
Series A-1 5.216% 7/1/51 ^	275,000	45,111
(Restructured)
Series A-1 4.75% 7/1/53	650,000	556,764
Series A-1 5.00% 7/1/58	360,000	318,708
		4,618,229
State General Obligation Bonds — 5.66%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/46	120,942	90,899
Series A-1 4.364% 7/1/33 ^	70,311	38,876
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	947,674	833,953
State of New Jersey
(Covid-19 General Obligation) Series A 4.00% 6/1/32	250,000	250,795
		1,214,523
Transportation Revenue Bonds — 5.26%
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	518,405
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	425,000	420,784
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Schedule of investments
Delaware Tax–Free New Jersey Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series B 5.00% 1/1/42 (AMT)	195,000	$ 187,994
		1,127,183
Total Municipal Bonds (cost $22,255,987)		21,179,442
Total Value of Securities—98.79% (cost $22,255,987)		21,179,442

Receivables and Other Assets Net of Liabilities—1.21%		258,421
Net Assets Applicable to 1,958,702 Shares Outstanding—100.00%		$21,437,863
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $553,590, which represents 2.58% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
ICE – Intercontinental Exchange, Inc.
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(Unaudited)
Summary of abbreviations: (continued)
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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